MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600






                                   February 28, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Morgan  Stanley  Dean Witter Select Municipal  Reinvestment
Fund
   File 2-84376
   Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 26, 2001.

                                   Very truly yours,
                                      /s/Marilyn K. Cranney
                                   Marilyn K. Cranney
                                   Assistant Secretary



cc:  Barry Fink
      Larry Greene